RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

12. RELATED PARTY TRANSACTIONS

Ault Lending, LLC (formerly known as Digital Power Lending, LLC) (“Ault Lending” or “AL”) and the Company are both subsidiaries of Ault. David Katzoff, who serves as the Company’s Chief Financial Officer, is also the manager of Ault Lending. As a result, AL is deemed a related party.

Allocation of General Corporate Expenses

Ault provides human resources, accounting, and other services to the Company. The Company obtains its business insurance under Ault. The accompanying financial statements include allocations of these expenses. The allocation method calculates the appropriate share of overhead costs to the Company by using the Company’s revenue as a percentage of total revenue of Ault. The Company believes the allocation methodology used is reasonable and has been consistently applied, and results in an appropriate allocation of costs incurred. However, these allocations may not be indicative of the cost had the Company been a stand-alone entity or of future services. Ault allocated $670,000 and $330,000 of costs for the years ended December 31, 2022, and 2021, respectively.

Contributions From Parent

The Company previously received funding from Ault to cover any shortfalls on operating cash requirements. In addition to the allocation of general corporate expenses, the Company received $2.9 million and $4.2 million for the years ended December 31, 2022, and 2021, respectively. These amounts are reflected in additional paid-in capital.

Sales to Related Party

The Company recognized $27,000 and $23,000 in revenue in the years ended December 31, 2022, and 2021, respectively, from sales to another subsidiary of Ault or businesses that Ault holds an investment in. As of December 31, 2022, and 2021, the Company had related party receivables of $25,000 and $4,000, respectively.

Related Party Advances

On December 9, 2022, our Officer, Amos Kohn loaned the Company $25,000, which was recorded in related party advances and used for working capital purposes. The note carried no interest, unless it goes into default, and was due and payable on the maturity date of March 9, 2023. As of the date of this report we have not made any payments and therefore the note has gone into default and is now accruing interest at 14% per annum.

During the quarter ended December 31, 2022, our President, Marcus Charuvastra advanced the Company $14,000, and a non-officer employee of the Company advanced us $13,000. The advances were unsecured, interest-free and had no fixed terms of repayment. The loans were used for working capital purposes and recorded as related party advances.

As of December 31, 2022, and 2021, there were balances due to the Company’s officers and non-officer employee of $52,000 and $nil, respectively.

Accounts Payable – Related Party

The Company is a majority owned subsidiary of Ault. During the year ended December 31, 2022, Ault made vendor payments on behalf of IMHC amounting to $28,000. This intercompany balance due to Ault is reflected in accounts payable.